Schedule of hierarchy levels of fair value (Details) - USD ($)	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Arbitration reserve	$ 2,519,722	$ 6,468,330
Warrant liability	859,187	4,868,703
Convertible debt	7,949,889	9,951,496
Investment at FVTPL	2,629,851	2,629,851
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Arbitration reserve	2,519,722
Warrant liability
Convertible debt
Investment at FVTPL
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Arbitration reserve
Warrant liability	859,187	4,868,703
Convertible debt
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Arbitration reserve
Warrant liability
Convertible debt	7,949,889	9,951,496
Investment at FVTPL	$ 2,629,851	$ 2,629,851